Ballast Small/Mid Cap ETF
Schedule of Investments
June 30, 2025 (Unaudited)
COMMON STOCKS — 97.58% Shares Fair Value
Communications — 1.17%
TripAdvisor, Inc.
(a)
137,757 $ 1,797,729
Consumer Discretionary — 12.98%
America’s Car-Mart, Inc.
(a)
37,168 2,082,895
Cavco Industries, Inc.
(a)
9,572 4,158,364
Climb Global Solutions, Inc. 65,722 7,026,339
Global Business Travel Group, Inc.
(a)
288,884 1,819,969
Patrick Industries, Inc. 37,834 3,490,943
Phinia, Inc. 32,043 1,425,593
20,004,103
Consumer Staples — 4.79%
Ingles Markets, Inc., Class A 24,169 1,531,831
Turning Point Brands, Inc. 77,317 5,858,309
7,390,140
Energy — 7.63%
Epsilon Energy Ltd. 315,779 2,330,449
Kosmos Energy Ltd.
(a)
1,055,039 1,814,667
Solaris Energy Infrastructure, Inc., Class A 227,508 6,436,202
Unit Corp. 44,985 1,174,558
11,755,876
Financials — 13.72%
Bank OZK 39,920 1,878,635
Capital Bancorp, Inc. 154,743 5,196,270
Federal Agricultural Mortgage Corp., Class C 28,598 5,556,019
International General Insurance Holdings Ltd. 56,344 1,353,383
International Money Express, Inc.
(a)
162,376 1,638,374
Merchants Bancorp 59,169 1,956,719
MGIC Investment Corp. 113,857 3,169,779
Resolute Holdings Management, Inc.
(a)
12,274 391,172
21,140,351
Health Care — 5.33%
Bausch + Lomb Corp.
(a)
163,480 2,126,875
Bruker Corp. 40,800 1,680,960
Collegium Pharmaceutical, Inc.
(a)
67,406 1,993,195
iRadimed Corp. 30,954 1,850,740
QuidelOrtho Corp.
(a)
19,465 560,981
8,212,751
Industrials — 15.01%
AZZ, Inc. 42,494 4,014,833
Bel Fuse, Inc., Class B 53,619 5,238,040
Brink’ s Co. (The) 39,006 3,482,846
Donaldson Company, Inc. 26,960 1,869,676
Hillman Solutions Corp.
(a)
324,005 2,313,396
Landstar System, Inc. 20,672 2,873,821
Lennox International, Inc. 2,375 1,361,445

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
COMMON STOCKS — 97.58% - continued Shares Fair Value
Industrials — 15.01% - continued
Terex Corp. 42,250 $ 1,972,653
23,126,710
Materials — 19.32%
Bioceres Crop Solutions Corp.
(a)
338,944 1,515,080
Cabot Corp. 22,032 1,652,400
Core Natural Resources, Inc. 38,134 2,659,465
Eagle Materials, Inc. 15,805 3,194,349
Ecovyst, Inc.
(a)
429,696 3,536,397
Ferroglobe plc 655,275 2,404,859
Natural Resource Partners, L.P. 81,588 7,792,470
Northern Technologies International Corp. 1,399 10,367
Royal Gold, Inc. 20,322 3,614,064
TimkenSteel Corp.
(a)
220,702 3,401,018
29,780,469
Real Estate — 4.29%
EPR Properties 56,548 3,294,486
GEO Group, Inc. (The)
(a)
138,576 3,318,896
6,613,382
Technology — 13.34%
Amdocs Ltd. 17,061 1,556,646
Cass Information Systems, Inc. 69,764 3,031,246
CompoSecure, Inc.
(a)
225,114 3,171,857
Consensus Cloud Solutions, Inc.
(a)
91,436 2,108,514
Extreme Networks, Inc.
(a)
104,519 1,876,116
Genpact Ltd. 58,592 2,578,634
IPG Photonics Corp.
(a)
25,173 1,728,126
Knowles Corp.
(a)
113,784 2,004,874
RCM Technologies, Inc.
(a)
106,381 2,507,400
20,563,413
Total Common Stocks (Cost $133,826,526) 150,384,924
Total Investments — 97.58% (Cost $133,826,526) 150,384,924
Other Assets in Excess of Liabilities — 2.42% 3,737,043
NET ASSETS — 100.00% $ 154,121,967
(a) Non-income producing security.